Basis of preparation	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Basis of preparation
1.	Basis of preparation
Statement of compliance
The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were authorized for issue by the Board of Directors on February 24, 2021.
Basis of measurement
The Company’s consolidated financial statements have been prepared on a going concern and historical cost basis, except for bonds and money market funds, derivative financial assets, liabilities related to cash-settled
share-based arrangements and derivative financial liabilities, which are measured at fair value.
Effective December 1, 2019, lease liabilities are measured at present value of lease payments not paid at commencement date. See Note 1(a) below.
Equity-classified
share-based payment arrangements are measured at fair value at the grant date pursuant to IFRS 2,
Share-based Payment
.
The methods used to measure fair value are discussed further in Note 25.
Functional and presentation currency
The Company’s functional currency is the United States dollar (“US$”).
All financial information presented in US$ has been rounded to the nearest thousand.

(a) Leases
In January 2016, the IASB issued IFRS 16, Leases, which replaced IAS 17, Leases. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (lessee) and the supplier (lessor). IFRS 16 eliminates the classification of leases as either operating leases or finance leases, introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.
The Company has adopted IFRS 16 using the modified retrospective transition approach, with the effect of initially applying this standard recognized at the date of initial application, i.e. December 1, 2019. Under this method, the Company elected to measure right-of-use of asset as equal to lease liability, adjusted for amounts previously recorded for deferred lease inducements or prepaid rent as at the date of adoption. Accordingly, the cumulative effect of initially applying IFRS 16 is nil on the opening balance of deficit as at December 1, 2019. The comparative information has not been restated, i.e. it is presented, as previously reported, under IAS 17 and related interpretations.
Transition options and practical expedients
The Company has elected to apply the following transition options and practical expedients available under IFRS 16:

•
Lease definition: to grandfather the assessment of which transactions are leases on the date of initial application. Accordingly, the Company applied IFRS 16 only to contracts that were previously identified as leases under IAS 17 and IFRIC 4, Determining whether an Arrangement
Contain
s a Lease, and applied the definition of leases under IFRS 16 only to contracts entered on or after the date of initial application; and

•
Short-term leases and leases of low-value items recognition exemptions: related lease payments are recognized as an expense on a straight-line basis or another basis if that basis is more representative.

Impact of adopting IFRS 16
The most significant impact as a result of adopting IFRS 16 related to the accounting for the Company’s operating leases, since the nature of expenses related to most of the Company’s leases changed as IFRS 16 replaced the straight-line operating lease expense with a amortization charge for right-of-use assets and interest expense on lease liabilities.

Under IAS 17, the Company classified each of its leases at the inception date as either a finance lease or an operating lease, based on the extent to which risks and rewards of ownership were transferred to the Company. The Company’s leases were classified as operating leases as they did not transfer substantially all the risks and rewards of ownership to the Company. Lease payments related to the Company’s operating leases were recognized as rent expense in general and administrative expenses, selling expenses and research and development expenses in the consolidated statements of net loss and comprehensive loss on a straight-line basis over the lease term and presented as part of cash flows from operating activities in the consolidated statements of cash flows. Deferred lease inducements were recognized under other liabilities, in the consolidated statement of financial position as at November 30, 2019.
Upon adoption of IFRS 16, the Company recognized right-of-use assets for leases previously classified as operating leases. Right-of-use assets were measured for an amount equal to the lease liability adjusted for
deferred lease inducements. Lease liabilities were measured at the present value of the remaining lease payments on a discounted basis, using the incremental borrowing rate at the date of initial application.
The following table summarizes the impacts of adopting IFRS 16 on the Company’s consolidated statement of financial position as at December 1, 2019:

Impact of adopting IFRS 16 as at December 1, 2019	Increase (decrease)

Assets

Non-current assets:
Right-of-use of assets	$2,954

Total assets	$2,954

Liabilities

Non-current liabilities:
Lease liabilities	$3,192
Other liabilities	(238)

Total liabilities	$2,954

(i)
Lease liabilities of $3,192 and related right-of-use assets of $2,954 were recognized and presented separately on the consolidated statement of financial position. There was no adjustment from the adoption of IFRS 16 on the opening deficit as at December 1, 2019 due to the Company’s choice of transition method.

(ii)	Deferred lease inducements related to previous operating leases were derecognized.
Reconciliation of operating lease commitments to lease liabilities recognized
When measuring lease liabilities, the Company discounted lease payments using its incremental borrowing rate as at December 1, 2019. The weighted average incremental borrowing rate applied as at December 1, 2019 was 7.1%. The lease liabilities as at December 1, 2019 can be reconciled to the operating lease commitments as at November 30, 2019 as follows:

Reconciliation of operating lease commitment to operating lease liabilities

Operating lease commitments as at November 30, 2019 Effect of discounting	$4,035 (843)

Discounted lease liabilities as at December 1, 2019	$3,192
Use of estimates and judgments
The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting year.
Judgments in applying accounting policies
Information about critical judgments in applying accounting policies and assumptions that have the most significant effect on the amounts recognized in the consolidated financial statements is noted below.

Milestone payments related to Trogarzo
®
The commercialization rights related to Trogarzo
®
are subject to additional cash-based milestone payments based on the attainment of commercial milestones, including development, launch and sales milestones. Milestone payments will be accrued and recorded in the cost of intangible assets when it is probable that they will be achieved. The determination of probability of paying the milestones is subject to judgment. In order to demonstrate that the commercial milestone payment is probable, the following are taken into consideration: product approval; product launch; and approved development plan. In addition, there should be a sufficient history of sales to have reasonable expectation that the commercial milestone payments related to the sales milestone will be reached.
Contingent consideration related to oncology platform
The purchase consideration for the oncology platform (Note 12) includes additional milestone payments based on the attainment of commercial milestones that will be settled through the issuance of the Company’s shares, which represent a transaction in the scope of IFRS 2. Accordingly, the fair value of the oncology platform at the date of acquisition incorporates management’s judgement as to the probability of attaining the share-based milestones as well as the expected timing of the attainment of the milestones.
Convertible senior unsecured notes
The determination of the fair value of the liability component of a convertible instrument was at time of issuance based on the estimated interest rate that the Company could obtain for a similar debt instrument without a conversion option.
Key sources of estimation uncertainty
Key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amount of assets and liabilities within the next financial year are as follows.

Sales allowances
Management uses judgment in estimating provisions for sale allowances such as cash discounts, returns, rebates and chargebacks. The product revenue we recognize quarter over quarter is net of these estimated allowances. Such estimates require the need to make estimates about matters that are inherently uncertain. The Company’s estimates are based on our historical claims as supplemented by management’s judgment (see Notes 2 (Revenue recognition) and 3 for additional information).
Other
Other areas of judgment and uncertainty are related to the estimation of accruals for clinical trial expenses, the recoverability of inventories, the measurement and recoverability of intangible assets, the measurement of derivative financial assets, and the measurement of share-based arrangements.
Reported amounts and note disclosures reflect the overall economic conditions that are most likely to occur and the anticipated measures management intends to take. Actual results could differ from those estimates.
The above estimates and assumptions are reviewed regularly. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
COVID-19 pandemic
The COVID-19 pandemic continues to cause significant financial market and social dislocation. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. While the Company has experienced the impact of the outbreak of the Coronavirus (COVID-19) on its operations, it had continued to operate during the current pandemic. During the year ended November 30, 2020, the Company recognized payroll subsidiaries totaling $453 principally under the Canadian Emergency Wage Subsidy program. These subsidies were recorded as a reduction in the associated personnel costs which the Company incurred, and were recognized in research and development, selling and general and administrative expenses. In the event of a prolonged continuation of the pandemic, it is not clear what the potential impact may be on the Company’s business, financial position and financial performance.